BACKGROUND AND ORGANIZATION (Details Narrative)				3 Months Ended			9 Months Ended	12 Months Ended
	Oct. 25, 2024 USD ($) $ / shares shares	Aug. 19, 2024 shares	Aug. 30, 2022 ₨ / shares shares	Jun. 30, 2024 USD ($)	Sep. 30, 2023 USD ($) $ / shares	Jun. 30, 2023 USD ($)	Sep. 30, 2024 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Aug. 30, 2023 $ / shares shares	Aug. 30, 2023 ₨ / shares shares	Mar. 17, 2021 $ / shares shares	Sep. 21, 2018 $ / shares shares	Oct. 05, 2017 $ / shares shares
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock authorized shares							300,000,000	300,000,000	300,000,000
Common stock par value | $ / shares					$ 0.001		$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized							50,000,000	50,000,000	50,000,000
Preferred stock, par value | $ / shares					$ 0.001		$ 0.001	$ 0.001	$ 0.001
Common stock shares issued							82,238,648	145,642,333	123,345,985
Common stock shares outstanding							82,238,648	145,642,333	123,345,985
Preferred stock shares held							28,893,618
Stock Issued During Period, Shares, New Issues		8,973,405
Stock Issued During Period, Value, New Issues | $				$ 63,000	$ 390,361	$ 65,000		$ 82,521	$ 93,182
Pharmalectin (BVI), Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock authorized shares												50,000
Common stock par value | $ / shares												$ 1.00
Minority interest ownership percentage												100.00%
Subsequent Event [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock authorized shares	3,389,169
Common stock par value | $ / shares	$ 0.109
Common stock, shares authorized	28,467,564
Preferred stock, par value | $ / shares	$ 0.543
Stock Issued During Period, Shares, New Issues		8,973,405
NDPD Pharma Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock authorized shares														95,000,000
Common stock par value | $ / shares														$ 0.0001
Common stock, shares authorized														5,000,000
Preferred stock, par value | $ / shares														$ 0.0001
NDPD Pharma Inc [Member] | Subsequent Event [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock shares outstanding	15,000,000
Business Acquisition, Percentage of Voting Interests Acquired	100.00%
Pharmalectin (BVI), Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock authorized shares												50,000
Common stock par value | $ / shares												$ 1.00
Common stock shares outstanding								50,000
Pharmalectin India Pv tLtd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock authorized shares			50,000
Common stock par value | ₨ / shares			₨ 10
Common stock shares outstanding			41,020
Common stock shares outstanding round off			41,000
Percentage of outstanding shares			99.95%
Pharmalectin, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock shares held, percentage								51.00%
Affiliate [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock shares held, percentage								49.00%
Pharmalectin India Pv tLtd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock authorized shares										50,000	50,000
Common stock par value | (per share)										$ 0.12	₨ 10
Common stock shares outstanding										41,020	41,020
Common stock shares held, percentage										99.95%	99.95%
Common stock shares outstanding round off										41,000	41,000
Parent Company [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock authorized shares													300,000,000	95,000,000
Common stock par value | $ / shares													$ 0.001	$ 0.0001
Common stock, shares authorized													50,000,000	5,000,000
Preferred stock, par value | $ / shares													$ 0.001	$ 0.0001
Parent Company [Member] | Pharmalectin, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock shares held							14,410,000
Pharmalectin, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock authorized shares														95,000,000
Common stock par value | $ / shares														$ 0.0001
Common stock, shares authorized														5,000,000
Preferred stock, par value | $ / shares														$ 0.0001
Common stock shares issued							15,000,000	29,410,000
Common stock shares outstanding							15,000,000	29,410,000
Fixed conversion rate | $ / shares								$ 1.18864
Pharmalectin, Inc. [Member] | Parent Company [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock shares outstanding								15,000,000
Pharmalectin, Inc. [Member] | Affiliate [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock shares outstanding								14,410,000
Options outstanding								1,358,466	1,358,466
NDPD Pharma Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock authorized shares														95,000,000
Common stock par value | $ / shares														$ 0.0001
Common stock, shares authorized														5,000,000
Preferred stock, par value | $ / shares														$ 0.0001
Common stock shares issued							15,000,000
Common stock shares outstanding							15,000,000
Stock Issued During Period, Shares, New Issues	14,085,410
Stock Issued During Period, Value, New Issues | $	$ 4,007,572